Supplementary Financial Statements Information (Currencies) (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 23,944	$ 25,777	$ 30,833	$ 24,235	$ 14,013	$ 18,220
U.S. Dollars [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	19,934		26,703
New Israeli Shekels [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	1,760		2,002
Chinese RMB [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	900		640
Euro [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	767		770
Japanese YEN [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	209		142
Other Currencies [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 374		$ 576